March 2, 2012

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Attention: Filings – Rule 497 (j)

Re:	Williams Capital Management Trust (“Registrant”) SEC File Nos. 333-98485; 811-21186

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we hereby certify that the final prospectuses for the Institutional Shares of the Williams Capital Government Money Market Fund (the “Government Fund”), Williams Capital Liquid Assets Fund (the “Liquid Assets Fund”), Williams Capital U.S. Treasury Fund (the “Treasury Fund”) and Williams Capital Treasury Inflation Protected Fund (the “TIPS Fund”), as well as the Service Shares of the Government Fund and the Liquid Assets Fund, and the combined Statement of Additional Information (“SAI”) for both classes of shares of the Government Fund, the Liquid Assets Fund and the Treasury Fund, as well as the SAI for the Institutional Shares of the TIPS Fund, each dated February 29, 2012, do not differ from the prospectuses and SAIs as filed in the Registrant’s Post-Effective Amendment No. 19 to the Registration Statement, filed electronically with the SEC pursuant to Rule 485(b) on February 28, 2012, accession #0000891092-12-001243.

Please address any comments or questions to the attention of the undersigned at (212) 298-1644.

Very truly yours,

/s/ Lisa R. Grosswirth

Lisa R. Grosswirth

cc: Frank Bruno, Esq.